Other Income and Other Expense	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Income and Other Expense

Note 8. Other Income and Other Expense

The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2016	2015	2014
BOLI Insurance	$511,854	$568,000	$562,732
Mortgage Loan Origination Income	451,476	362,611	342,765
Other Income	385,586	1,228,796	1,212,938

Total Other Income	$1,348,916	$2,159,407	$2,118,435

The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the years ended December 31:

Other Operating Expense	2016	2015	2014
Advertising	$783,303	$793,282	$769,081
Office Supplies	702,705	591,177	774,961
Legal and Audit Fees	497,986	408,066	416,339
FDIC and State Assessment	702,705	751,979	771,097
Telephone Expense	446,628	431,761	408,646
Postage and Freight	499,611	478,764	466,360
Loan Collection Expense	380,093	205,549	621,227
Other Losses	445,792	243,172	930,401
Debit Card/ATM expense	378,748	337,476	330,612
Travel and Convention	254,229	247,416	184,723
Other expenses	2,582,683	2,581,874	2,360,207

Total Other Expense	$7,674,483	$7,070,516	$8,033,654

Other losses in 2016, 2015 and 2014 include the write-down on OREO in the amount of $220,419, $0 and $694,207, respectively.